Other information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SummaryOfOtherInformationLineItems [Line Items]
Compensation of key management personnel	€ 3,487,643	€ 8,991,495	€ 13,649,754
Executive Management
SummaryOfOtherInformationLineItems [Line Items]
Short-term employee benefits	1,995,292	2,793,529	2,524,202
Share-based payments	1,139,286	5,218,324	9,801,454
Compensation of key management personnel	3,134,578	8,011,853	12,325,656
Non-Executive Board of Directors
SummaryOfOtherInformationLineItems [Line Items]
Short-term employee benefits	283,127	269,031	238,180
Share-based payments	69,938	710,611	1,085,917
Compensation of key management personnel	€ 353,065	€ 979,642	€ 1,324,098